Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 98.3%
Consumer, Non-cyclical - 21.1%
Cintas Corp.[1]	2,977	$ 798,134
AbbVie, Inc.[1]	10,416	788,700
Kimberly-Clark Corp.[1]	5,546	787,809
Church & Dwight Company, Inc.[1]	10,203	767,674
Hershey Co.[1]	4,943	766,116
Gartner, Inc.*,1	5,357	765,997
Colgate-Palmolive Co.[1]	10,386	763,475
Philip Morris International, Inc.	10,053	763,324
JM Smucker Co.	6,895	758,588
Intuitive Surgical, Inc.*,1	1,403	757,522
Zoetis, Inc.	6,069	756,137
Dentsply Sirona, Inc.[1]	14,153	754,496
Conagra Brands, Inc.[1]	24,587	754,329
Teleflex, Inc.	2,218	753,565
Bristol-Myers Squibb Co.[1]	14,858	753,449
Quest Diagnostics, Inc.	7,035	752,956
Danaher Corp.[1]	5,208	752,191
IDEXX Laboratories, Inc.*,1	2,766	752,158
Mondelez International, Inc. — Class A	13,580	751,246
ResMed, Inc.	5,556	750,671
General Mills, Inc.[1]	13,608	750,073
Estee Lauder Companies, Inc. — Class A1	3,769	749,843
Align Technology, Inc.*,1	4,138	748,647
Merck & Company, Inc.	8,890	748,360
Procter & Gamble Co.[1]	6,014	748,021
Hormel Foods Corp.[1]	17,087	747,214
Kellogg Co.[1]	11,593	746,010
Constellation Brands, Inc. — Class A1	3,599	746,001
Hologic, Inc.*,1	14,771	745,788
Verisk Analytics, Inc. — Class A	4,715	745,630
Varian Medical Systems, Inc.*	6,256	745,027
Sysco Corp.	9,382	744,931
Campbell Soup Co.[1]	15,869	744,573
Allergan plc[1]	4,420	743,842
Tyson Foods, Inc. — Class A	8,623	742,785
Illumina, Inc.*,1	2,440	742,297
Automatic Data Processing, Inc.[1]	4,597	742,048
Celgene Corp.*,1	7,464	741,175
Eli Lilly & Co.[1]	6,623	740,650
Lamb Weston Holdings, Inc.	10,179	740,217
Baxter International, Inc.[1]	8,448	738,947
Molson Coors Brewing Co. — Class B	12,846	738,645
PepsiCo, Inc.	5,383	738,009
Coca-Cola Co.[1]	13,535	736,845
Edwards Lifesciences Corp.*,1	3,346	735,819
Perrigo Company plc[1]	13,124	733,500
Equifax, Inc.[1]	5,197	731,062
McCormick & Company, Inc.[1]	4,674	730,546
Abbott Laboratories[1]	8,715	729,184
Quanta Services, Inc.	19,271	728,444
Stryker Corp.	3,366	728,066
MarketAxess Holdings, Inc.	2,223	728,033
Medtronic plc[1]	6,696	727,320
Amgen, Inc.[1]	3,757	727,017

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Consumer, Non-cyclical - 21.1% (continued)
Johnson & Johnson[1]	5,615	$ 726,469
Zimmer Biomet Holdings, Inc.[1]	5,292	726,433
Henry Schein, Inc.*	11,418	725,043
AmerisourceBergen Corp. — Class A1	8,804	724,833
IQVIA Holdings, Inc.*	4,852	724,792
Archer-Daniels-Midland Co.[1]	17,642	724,557
Rollins, Inc.	21,263	724,430
Monster Beverage Corp.*	12,477	724,415
Coty, Inc. — Class A1	68,895	724,086
IHS Markit Ltd.*	10,822	723,775
Cooper Companies, Inc.[1]	2,436	723,492
Regeneron Pharmaceuticals, Inc.*	2,608	723,459
CVS Health Corp.[1]	11,464	723,034
Biogen, Inc.*,1	3,104	722,673
Kroger Co.[1]	27,999	721,814
FleetCor Technologies, Inc.*,1	2,514	720,965
Robert Half International, Inc.	12,939	720,185
S&P Global, Inc.	2,937	719,506
Cardinal Health, Inc.[1]	15,230	718,704
Thermo Fisher Scientific, Inc.	2,467	718,563
Brown-Forman Corp. — Class B1	11,438	718,078
H&R Block, Inc.[1]	30,386	717,717
Universal Health Services, Inc. — Class B	4,815	716,231
Laboratory Corporation of America Holdings*,1	4,262	716,016
Avery Dennison Corp.[1]	6,301	715,605
Pfizer, Inc.	19,897	714,899
Boston Scientific Corp.*,1	17,566	714,761
Incyte Corp.*,1	9,609	713,276
Becton Dickinson and Co.[1]	2,817	712,588
WellCare Health Plans, Inc.*	2,749	712,458
Vertex Pharmaceuticals, Inc.*	4,198	711,225
PayPal Holdings, Inc.*	6,864	711,042
United Rentals, Inc.*	5,699	710,323
Moody’s Corp.	3,459	708,507
Clorox Co.[1]	4,621	701,791
Kraft Heinz Co.[1]	25,108	701,392
ABIOMED, Inc.*,1	3,940	700,887
Gilead Sciences, Inc.[1]	11,041	699,779
Centene Corp.*,1	16,176	699,774
McKesson Corp.	5,117	699,289
Global Payments, Inc.[1]	4,384	697,056
Anthem, Inc.[1]	2,902	696,770
Nielsen Holdings plc[1]	32,699	694,854
Cigna Corp.[1]	4,566	693,073
HCA Healthcare, Inc.[1]	5,690	685,190
Humana, Inc.[1]	2,673	683,406
UnitedHealth Group, Inc.	3,144	683,254
Corteva, Inc.	24,383	682,724
DaVita, Inc.*,1	11,872	677,535
Mylan N.V.*,1	33,860	669,751
Alexion Pharmaceuticals, Inc.*,1	6,838	669,714
Nektar Therapeutics*	36,520	665,212
Altria Group, Inc.[1]	13,031	532,968
Total Consumer, Non-cyclical		77,791,479
Financial - 19.6%
Equinix, Inc. REIT[1]	1,368	789,062
Progressive Corp.	10,105	780,611

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Financial - 19.6% (continued)
Welltower, Inc. REIT[1]	8,589	$ 778,593
HCP, Inc. REIT[1]	21,767	775,558
Realty Income Corp. REIT[1]	10,112	775,388
Duke Realty Corp. REIT	22,766	773,361
Digital Realty Trust, Inc. REIT[1]	5,907	766,788
Ventas, Inc. REIT	10,495	766,450
AvalonBay Communities, Inc. REIT[1]	3,546	763,560
Kimco Realty Corp. REIT[1]	36,502	762,162
Everest Re Group Ltd.	2,864	762,082
Cboe Global Markets, Inc.[1]	6,613	759,900
Cincinnati Financial Corp.[1]	6,502	758,588
Wells Fargo & Co.	15,013	757,256
Arthur J Gallagher & Co.[1]	8,443	756,239
Allstate Corp.[1]	6,941	754,348
CME Group, Inc. — Class A1	3,569	754,272
Apartment Investment & Management Co. — Class A REIT[1]	14,466	754,257
American Tower Corp. — Class A REIT[1]	3,410	754,053
Mid-America Apartment Communities, Inc. REIT	5,784	751,978
Regency Centers Corp. REIT	10,790	749,797
Equity Residential REIT[1]	8,686	749,254
Crown Castle International Corp. REIT[1]	5,383	748,291
UDR, Inc. REIT	15,429	747,998
Alexandria Real Estate Equities, Inc. REIT[1]	4,847	746,632
Travelers Companies, Inc.	5,019	746,275
Intercontinental Exchange, Inc.[1]	8,086	746,095
Chubb Ltd.[1]	4,620	745,853
Aon plc[1]	3,847	744,664
Loews Corp.[1]	14,457	744,246
Essex Property Trust, Inc. REIT[1]	2,276	743,455
Prologis, Inc. REIT	8,723	743,374
Simon Property Group, Inc. REIT	4,771	742,606
Aflac, Inc.[1]	14,186	742,212
Weyerhaeuser Co. REIT	26,794	742,194
First Republic Bank	7,674	742,076
Federal Realty Investment Trust REIT[1]	5,438	740,329
Public Storage REIT	3,017	739,980
Assurant, Inc.[1]	5,875	739,192
PNC Financial Services Group, Inc.	5,273	739,064
BlackRock, Inc. — Class A1	1,658	738,871
Extra Space Storage, Inc. REIT[1]	6,324	738,770
Comerica, Inc.[1]	11,195	738,758
BB&T Corp.[1]	13,841	738,694
Hartford Financial Services Group, Inc.[1]	12,175	737,927
Globe Life, Inc.	7,702	737,544
Vornado Realty Trust REIT	11,571	736,726
SunTrust Banks, Inc.	10,698	736,022
Marsh & McLennan Companies, Inc.[1]	7,356	735,968
Prudential Financial, Inc.	8,176	735,431
Unum Group	24,670	733,192

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Financial - 19.6% (continued)
Host Hotels & Resorts, Inc. REIT[1]	42,403	$ 733,148
Nasdaq, Inc.	7,379	733,104
Ameriprise Financial, Inc.[1]	4,981	732,705
Synchrony Financial	21,487	732,492
SL Green Realty Corp. REIT	8,960	732,480
M&T Bank Corp.[1]	4,635	732,191
Iron Mountain, Inc. REIT[1]	22,563	730,815
Zions Bancorp North America[1]	16,404	730,306
American Express Co.[1]	6,161	728,723
Western Union Co.	31,439	728,442
Willis Towers Watson plc[1]	3,772	727,883
SBA Communications Corp. REIT	3,016	727,308
Principal Financial Group, Inc.	12,700	725,678
U.S. Bancorp	13,096	724,733
Boston Properties, Inc. REIT[1]	5,589	724,670
Mastercard, Inc. — Class A	2,658	721,833
CBRE Group, Inc. — Class A*,1	13,600	720,936
Citigroup, Inc.[1]	10,434	720,781
JPMorgan Chase & Co.[1]	6,108	718,850
Lincoln National Corp.[1]	11,909	718,351
KeyCorp[1]	40,198	717,132
MetLife, Inc.	15,183	716,030
Berkshire Hathaway, Inc. — Class B*,1	3,438	715,173
Invesco Ltd.[1]	42,208	715,004
American International Group, Inc.[1]	12,819	714,018
Capital One Financial Corp.[1]	7,844	713,647
Visa, Inc. — Class A	4,143	712,637
State Street Corp.	12,010	710,872
Regions Financial Corp.	44,919	710,619
Huntington Bancshares, Inc.[1]	49,791	710,518
Bank of America Corp.[1]	24,343	710,085
Franklin Resources, Inc.[1]	24,554	708,628
Fifth Third Bancorp[1]	25,878	708,540
E*TRADE Financial Corp.	16,209	708,171
Bank of New York Mellon Corp.[1]	15,659	707,943
T. Rowe Price Group, Inc.	6,175	705,494
Citizens Financial Group, Inc.	19,941	705,313
Charles Schwab Corp.	16,837	704,292
Alliance Data Systems Corp.[1]	5,492	703,690
People’s United Financial, Inc.	45,001	703,591
Discover Financial Services[1]	8,662	702,402
Macerich Co. REIT[1]	22,101	698,171
Raymond James Financial, Inc.	8,431	695,220
Morgan Stanley	16,262	693,900
Northern Trust Corp.	7,423	692,714
Goldman Sachs Group, Inc.[1]	3,340	692,148
Affiliated Managers Group, Inc.[1]	8,282	690,305
SVB Financial Group*	3,278	684,938
Total Financial		72,582,620
Consumer, Cyclical - 13.3%
Ulta Beauty, Inc.*	3,237	811,354
NIKE, Inc. — Class B	8,411	789,961
Chipotle Mexican Grill, Inc. — Class A*,1	932	783,318
DR Horton, Inc.[1]	14,840	782,216
Whirlpool Corp.	4,900	775,964
Advance Auto Parts, Inc.[1]	4,678	773,741

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Consumer, Cyclical - 13.3% (continued)
Lennar Corp. — Class A1	13,697	$ 764,978
L Brands, Inc.[1]	38,920	762,443
PulteGroup, Inc.	20,834	761,483
Capri Holdings Ltd.*,1	22,943	760,790
Tapestry, Inc.	29,167	759,800
NVR, Inc.*	203	754,622
McDonald’s Corp.[1]	3,500	751,485
Best Buy Company, Inc.[1]	10,874	750,197
O’Reilly Automotive, Inc.*	1,879	748,800
Yum! Brands, Inc.[1]	6,595	748,071
CarMax, Inc.*,1	8,466	745,008
Newell Brands, Inc.	39,784	744,757
Dollar Tree, Inc.*,1	6,507	742,839
Walmart, Inc.	6,254	742,225
Genuine Parts Co.[1]	7,442	741,149
Dollar General Corp.[1]	4,654	739,707
Ross Stores, Inc.	6,730	739,290
WW Grainger, Inc.[1]	2,485	738,418
Home Depot, Inc.[1]	3,139	728,311
Hasbro, Inc.[1]	6,131	727,688
Target Corp.	6,801	727,095
Walgreens Boots Alliance, Inc.	13,117	725,501
Mohawk Industries, Inc.*	5,845	725,189
Costco Wholesale Corp.[1]	2,516	724,885
VF Corp.	8,133	723,756
Alaska Air Group, Inc.[1]	11,149	723,681
TJX Companies, Inc.	12,980	723,505
Copart, Inc.*	8,977	721,122
Harley-Davidson, Inc.[1]	20,033	720,587
PACCAR, Inc.	10,267	718,793
Starbucks Corp.[1]	8,117	717,705
PVH Corp.	8,105	715,104
Leggett & Platt, Inc.[1]	17,432	713,666
Fastenal Co.[1]	21,832	713,252
Lowe’s Companies, Inc.[1]	6,478	712,321
Aptiv plc[1]	8,144	711,948
Hilton Worldwide Holdings, Inc.	7,646	711,919
Ford Motor Co.[1]	77,716	711,879
Southwest Airlines Co.	13,164	710,988
Hanesbrands, Inc.[1]	46,394	710,756
United Airlines Holdings, Inc.*	8,039	710,728
Nordstrom, Inc.	21,104	710,571
General Motors Co.[1]	18,899	708,334
LKQ Corp.*,1	22,432	705,486
Delta Air Lines, Inc.[1]	12,238	704,909
MGM Resorts International	25,264	700,318
Norwegian Cruise Line Holdings Ltd.*	13,431	695,323
AutoZone, Inc.*,1	639	693,072
Royal Caribbean Cruises Ltd.	6,396	692,878
Tiffany & Co.	7,473	692,224
Kohl’s Corp.[1]	13,936	692,062
Ralph Lauren Corp. — Class A	7,182	685,666
Tractor Supply Co.	7,563	683,998
Darden Restaurants, Inc.[1]	5,767	681,775
Marriott International, Inc. — Class A1	5,481	681,672
Wynn Resorts Ltd.[1]	6,252	679,718
BorgWarner, Inc.[1]	18,361	673,482
Macy’s, Inc.[1]	42,848	665,858
Gap, Inc.[1]	38,172	662,666

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Consumer, Cyclical - 13.3% (continued)
American Airlines Group, Inc.[1]	24,521	$ 661,331
Carnival Corp.[1]	14,528	635,019
Under Armour, Inc. — Class A*	17,963	358,182
Under Armour, Inc. — Class C*	18,561	336,511
Total Consumer, Cyclical		49,144,050
Industrial - 13.1%
Martin Marietta Materials, Inc.[1]	2,781	762,272
Northrop Grumman Corp.	2,019	756,701
Waste Management, Inc.	6,560	754,400
Vulcan Materials Co.	4,976	752,570
Emerson Electric Co.[1]	11,204	749,099
Deere & Co.[1]	4,440	748,939
Amphenol Corp. — Class A1	7,754	748,261
Republic Services, Inc. — Class A	8,626	746,580
Allegion plc[1]	7,183	744,518
Lockheed Martin Corp.[1]	1,908	744,234
AMETEK, Inc.[1]	8,097	743,467
Xylem, Inc.[1]	9,335	743,253
Honeywell International, Inc.	4,379	740,927
L3Harris Technologies, Inc.	3,540	738,586
Fortune Brands Home & Security, Inc.[1]	13,488	737,794
Jacobs Engineering Group, Inc.[1]	8,052	736,758
Boeing Co.[1]	1,934	735,829
TransDigm Group, Inc.	1,413	735,707
Ball Corp.[1]	10,098	735,235
Kansas City Southern[1]	5,518	733,949
Pentair plc[1]	19,409	733,660
Dover Corp.[1]	7,368	733,558
FLIR Systems, Inc.	13,925	732,316
Johnson Controls International plc[1]	16,676	731,910
Garmin Ltd.[1]	8,606	728,842
Roper Technologies, Inc.	2,042	728,177
Parker-Hannifin Corp.	4,030	727,858
Ingersoll-Rand plc[1]	5,907	727,801
United Technologies Corp.	5,319	726,150
Rockwell Automation, Inc.	4,404	725,779
Mettler-Toledo International, Inc.*	1,030	725,532
Stanley Black & Decker, Inc.	5,022	725,227
Raytheon Co.	3,696	725,118
Norfolk Southern Corp.	4,031	724,210
Cummins, Inc.[1]	4,448	723,556
Agilent Technologies, Inc.[1]	9,427	722,391
PerkinElmer, Inc.	8,474	721,730
Illinois Tool Works, Inc.[1]	4,596	719,228
Fortive Corp.[1]	10,489	719,126
Packaging Corporation of America	6,777	719,040
Sealed Air Corp.	17,321	718,995
United Parcel Service, Inc. — Class B	5,987	717,363
Keysight Technologies, Inc.*	7,375	717,219
Expeditors International of Washington, Inc.[1]	9,635	715,784
CH Robinson Worldwide, Inc.[1]	8,432	714,865
Huntington Ingalls Industries, Inc.[1]	3,364	712,462
Masco Corp.[1]	17,000	708,560

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Industrial - 13.1% (continued)
Snap-on, Inc.	4,521	$ 707,717
TE Connectivity Ltd.[1]	7,595	707,702
J.B. Hunt Transport Services, Inc.[1]	6,388	706,832
Flowserve Corp.[1]	15,130	706,722
General Dynamics Corp.[1]	3,866	706,434
Waters Corp.*	3,164	706,300
Arconic, Inc.[1]	27,110	704,860
IDEX Corp.	4,298	704,356
3M Co.	4,284	704,290
General Electric Co.[1]	78,632	702,970
Wabtec Corp.[1]	9,769	702,001
CSX Corp.[1]	10,134	701,982
Amcor plc	71,861	700,645
Textron, Inc.	14,288	699,541
Eaton Corporation plc[1]	8,396	698,127
AO Smith Corp.	14,618	697,425
Union Pacific Corp.	4,284	693,922
Caterpillar, Inc.[1]	5,489	693,316
Westrock Co.	18,788	684,822
FedEx Corp.[1]	4,218	614,014
Total Industrial		48,359,514
Technology - 9.9%
KLA Corp.[1]	4,885	778,913
ANSYS, Inc.*,1	3,462	766,348
Oracle Corp.	13,664	751,930
Apple, Inc.[1]	3,357	751,867
Synopsys, Inc.*	5,455	748,699
Fidelity National Information Services, Inc.[1]	5,611	744,916
Paychex, Inc.	8,998	744,765
Microsoft Corp.	5,348	743,532
International Business Machines Corp.[1]	5,112	743,387
Akamai Technologies, Inc.*,1	8,123	742,280
Fiserv, Inc.*,1	7,158	741,497
Cadence Design Systems, Inc.*	11,205	740,426
Citrix Systems, Inc.[1]	7,654	738,764
Jack Henry & Associates, Inc.[1]	5,058	738,316
Cerner Corp.[1]	10,824	737,872
Broadridge Financial Solutions, Inc.	5,922	736,874
Intuit, Inc.[1]	2,769	736,388
Take-Two Interactive Software, Inc.*	5,871	735,871
Leidos Holdings, Inc.	8,557	734,875
Texas Instruments, Inc.	5,666	732,274
Electronic Arts, Inc.*,1	7,457	729,444
Adobe, Inc.*,1	2,638	728,748
HP, Inc.[1]	38,491	728,250
Hewlett Packard Enterprise Co.[1]	47,939	727,235
Accenture plc — Class A1	3,773	725,737
Fortinet, Inc.*	9,402	721,698
Lam Research Corp.[1]	3,118	720,601
Intel Corp.[1]	13,978	720,286
Microchip Technology, Inc.	7,731	718,287
QUALCOMM, Inc.	9,366	714,438
Maxim Integrated Products, Inc.	12,324	713,683
Applied Materials, Inc.[1]	14,302	713,670
Xerox Holdings Corp.	23,829	712,725
salesforce.com, Inc.*	4,801	712,660

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Technology - 9.9% (continued)
Skyworks Solutions, Inc.	8,941	$ 708,574
Autodesk, Inc.*,1	4,785	706,745
Analog Devices, Inc.[1]	6,303	704,234
Seagate Technology plc[1]	13,079	703,519
NVIDIA Corp.	4,036	702,547
Qorvo, Inc.*	9,475	702,477
Broadcom, Inc.[1]	2,529	698,181
MSCI, Inc. — Class A	3,198	696,365
Activision Blizzard, Inc.[1]	13,126	694,628
Advanced Micro Devices, Inc.*	23,930	693,731
Cognizant Technology Solutions Corp. — Class A1	11,416	687,985
NetApp, Inc.	12,982	681,685
IPG Photonics Corp.*,1	5,018	680,441
Western Digital Corp.	11,368	677,988
Xilinx, Inc.[1]	6,978	669,190
DXC Technology Co.[1]	22,459	662,540
Micron Technology, Inc.*	14,543	623,168
Total Technology		36,671,254
Communications - 6.4%
CDW Corp.	6,574	810,180
Motorola Solutions, Inc.	4,397	749,293
Juniper Networks, Inc.[1]	30,260	748,935
Interpublic Group of Companies, Inc.[1]	34,659	747,248
Expedia Group, Inc.[1]	5,551	746,110
Verizon Communications, Inc.	12,248	739,289
F5 Networks, Inc.*,1	5,252	737,486
VeriSign, Inc.*	3,891	733,959
AT&T, Inc.[1]	19,373	733,074
T-Mobile US, Inc.*	9,249	728,544
Cisco Systems, Inc.[1]	14,680	725,339
Arista Networks, Inc.*,1	3,013	719,866
Omnicom Group, Inc.	9,165	717,620
Charter Communications, Inc. — Class A*,1	1,726	711,319
CenturyLink, Inc.[1]	56,932	710,511
Twitter, Inc.*,1	17,228	709,794
DISH Network Corp. — Class A*,1	20,829	709,644
Symantec Corp.	30,025	709,491
eBay, Inc.[1]	18,192	709,124
Comcast Corp. — Class A1	15,666	706,223
Booking Holdings, Inc.*,1	356	698,689
Facebook, Inc. — Class A*,1	3,923	698,608
TripAdvisor, Inc.*,1	17,991	695,892
Corning, Inc.[1]	24,350	694,462
Walt Disney Co.[1]	5,321	693,433
Amazon.com, Inc.*,1	399	692,628
Viacom, Inc. — Class B	28,203	677,718
CBS Corp. — Class B1	16,760	676,601
Netflix, Inc.*	2,497	668,247
News Corp. — Class A	37,987	528,779
Fox Corp. — Class A	14,904	469,998
Discovery, Inc. — Class C*,1	19,071	469,528
Alphabet, Inc. — Class C*,1	299	364,481
Alphabet, Inc. — Class A*,1	293	357,794
Discovery, Inc. — Class A*,1	8,349	222,334
Fox Corp. — Class B	6,829	215,387
News Corp. — Class B	12,195	174,327
Total Communications		23,601,955

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Utilities - 5.8%
NextEra Energy, Inc.	3,361	$ 783,079
Consolidated Edison, Inc.[1]	8,177	772,481
Edison International[1]	10,210	770,038
Ameren Corp.[1]	9,588	767,519
Alliant Energy Corp.[1]	14,219	766,831
CMS Energy Corp.[1]	11,986	766,505
WEC Energy Group, Inc.	8,056	766,126
Pinnacle West Capital Corp.[1]	7,890	765,882
Sempra Energy	5,183	765,063
Atmos Energy Corp.	6,693	762,266
Eversource Energy[1]	8,915	761,965
Evergy, Inc.	11,438	761,313
Xcel Energy, Inc.[1]	11,730	761,160
DTE Energy Co.[1]	5,718	760,265
AES Corp.[1]	46,512	760,006
Entergy Corp.[1]	6,470	759,319
Dominion Energy, Inc.[1]	9,353	757,967
NiSource, Inc.	25,290	756,677
NRG Energy, Inc.[1]	19,076	755,410
Southern Co.	12,214	754,459
American Water Works Company, Inc.[1]	6,058	752,585
American Electric Power Company, Inc.[1]	8,023	751,675
Exelon Corp.[1]	15,537	750,592
Public Service Enterprise Group, Inc.	12,079	749,864
Duke Energy Corp.[1]	7,821	749,721
PPL Corp.	23,783	748,927
FirstEnergy Corp.[1]	15,504	747,758
CenterPoint Energy, Inc.[1]	24,603	742,519
Total Utilities		21,267,972
Energy - 5.4%
Marathon Petroleum Corp.[1]	13,781	837,196
Apache Corp.[1]	30,173	772,429
HollyFrontier Corp.	14,294	766,730
Baker Hughes a GE Co.[1]	32,325	749,940
Kinder Morgan, Inc.[1]	35,878	739,446
Cimarex Energy Co.[1]	15,316	734,249
Valero Energy Corp.	8,586	731,871
Phillips 66	7,146	731,750
ConocoPhillips[1]	12,808	729,800
ONEOK, Inc.	9,860	726,583
Occidental Petroleum Corp.	16,288	724,327
Chevron Corp.[1]	6,044	716,818
Williams Companies, Inc.	29,733	715,376
Exxon Mobil Corp.[1]	10,110	713,867
Helmerich & Payne, Inc.[1]	17,714	709,800
Marathon Oil Corp.[1]	57,828	709,549
Devon Energy Corp.[1]	29,295	704,838
Hess Corp.[1]	11,617	702,596
TechnipFMC plc[1]	28,801	695,256
EOG Resources, Inc.[1]	9,251	686,609
Cabot Oil & Gas Corp. — Class A1	39,044	686,003
Halliburton Co.[1]	36,232	682,973
Diamondback Energy, Inc.	7,592	682,597
National Oilwell Varco, Inc.	32,197	682,576
Pioneer Natural Resources Co.	5,423	682,051
Concho Resources, Inc.[1]	9,984	677,914
Schlumberger Ltd.	19,674	672,261

	Shares	Value
COMMON STOCKS† - 98.3% (continued)
Energy - 5.4% (continued)
Noble Energy, Inc.	29,330	$ 658,752
Total Energy		20,024,157
Basic Materials - 3.7%
LyondellBasell Industries N.V. — Class A1	8,513	761,658
Sherwin-Williams Co.	1,356	745,624
Linde plc	3,822	740,398
Albemarle Corp.[1]	10,601	736,981
Air Products & Chemicals, Inc.[1]	3,305	733,247
Ecolab, Inc.[1]	3,692	731,164
PPG Industries, Inc.	6,152	729,073
Dow, Inc.	15,237	726,043
CF Industries Holdings, Inc.[1]	14,715	723,978
Newmont Goldcorp Corp.	19,016	721,087
Eastman Chemical Co.[1]	9,731	718,440
International Paper Co.[1]	17,167	717,924
Celanese Corp. — Class A1	5,852	715,641
DuPont de Nemours, Inc.	9,987	712,173
International Flavors & Fragrances, Inc.[1]	5,769	707,799
FMC Corp.[1]	8,066	707,227
Nucor Corp.	13,702	697,569
Mosaic Co.[1]	32,425	664,712
Freeport-McMoRan, Inc.	68,255	653,200
Total Basic Materials		13,643,938
Total Common Stocks
(Cost $352,915,199)		363,086,939
EXCHANGE-TRADED FUNDS† - 44.9%
SPDR S&P 500 ETF Trust[1,2]	187,636	55,684,736
Invesco QQQ Trust Series 1[1,2]	294,630	55,629,090
iShares Russell 2000 Index ETF[1,2]	362,166	54,810,202
Total Exchange-Traded Funds
(Cost $140,889,755)		166,124,028
MONEY MARKET FUND† - 3.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 1.83%[3]	12,731,999	12,731,999
Total Money Market Fund
(Cost $12,731,999)		12,731,999
Total Investments - 146.6%
(Cost $506,536,953)		$ 541,942,966

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2019

	Contracts	Value
OPTIONS WRITTEN† - (1.1)%
Call options on:
BNP Paribas Russell 2000 Index Expiring October 2019 with strike price of $1,550 (Notional Value $109,682,856)*	720	$ (910,800)
BNP Paribas S&P 500 Index Expiring October 2019 with strike price of $2,980 (Notional Value $111,330,076)*	374	(1,436,160)
BNP Paribas NASDAQ -100 Index Expiring October 2019 with strike price of $7,760 (Notional Value $111,592,066)*	144	$ (1,836,000)
Total Call Options Written		(4,182,960)
Total Listed Options Written
(Premiums received $5,960,217)		(4,182,960)
Other Assets & Liabilities, net - (45.5)%		(168,174,584)
Total Net Assets - 100.0%		$ 369,585,422

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
1	All or a portion ofthese securities have been physically segregated in connection with borrowings. As of September 30, 2019, the total market value of segregated securities was $236,234,542.
2	Security represents cover for outstanding options written.
3	Rate indicated is the 7-day yield as of September 30, 2019.

plc Public Limited Company REIT Real Estate Investment Trust See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$363,086,939	$—	$—	$363,086,939
Exchange-Traded Funds	166,124,028	—	—	166,124,028
Money Market Fund	12,731,999	—	—	12,731,999
Total Assets	$541,942,966	$—	$—	$541,942,966

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$4,182,960	$—	$—	$4,182,960

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization
Guggenheim Enhanced Equity Income Fund (the “Fund”), a Delaware statutory trust, is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income and current gains, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objective by obtaining broadly diversified exposure to the equity markets and utilizing a covered call strategy which will follow a proprietary dynamic rules-based methodology. The Fund seeks to earn income and gains both from dividends paid by the securities owned by the Fund and cash premiums received from selling options.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such xchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost provided such amount approximates market value. Money market funds are valued at their NAV.

Exchange-traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Derivatives
As part of its investment strategy, the Fund utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written
The Fund employs an option strategy in attempt to generate income and gains from option premiums received from selling options. The Fund intends to pursue its options strategy utilizing a proprietary dynamic rules-based methodology. The Fund may purchase or sell (write) options on securities and securities indices which are listed on a national securities exchange or in the OTC market as a means achieving additional return or of hedging the value of the Fund’s portfolio.

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 - Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury Securities, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change

Note 4 - Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2019, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
$501,630,884	$75,352,879	$(39,223,757)	$36,129,122

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.